Share capital and reserves - Pre-Funded Warrants (Details) - Pre-Funded Warrants - $ / shares			12 Months Ended
	Oct. 23, 2025	Oct. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Number of warrants balance at beginning			233,000		328,777
Number of warrants granted	1,177,530	490,810
Number of warrants balance at ending				233,000
Number of warrant exercised			(1,410,530)	(257,810)	(328,777)
Exercise price balance at beginning					$ 0.0009
Exercise price granted	$ 0.00001	$ 0.00001
Exercise price balance at ending				$ 0.00001
Exercise price share exercised			$ 0.00001	$ 0.00001	$ 0.0009